8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets [Abstract]
Allowance for loan loss	$ 2,321	$ 2,532
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	9,125	5,735
Other than temporary impairment charge on AFS securities	0	2,489
Net unrealized loss on securities available-for-sale	430	964
Deferred tax assets	12,729	12,573
Deferred tax liability [Abstract]
Depreciation	(285)	(275)
Deferred tax liability	(285)	(275)
Deferred Tax Asset Valuation Allowance	(2,000)	(4,000)
Net deferred tax assets	$ 10,444	$ 8,298